Commitments and Contingencies (Schedule of Future Contractual Capital Lease Payments) (Detail) - USD ($) $ in Millions	Jun. 30, 2015	Jun. 30, 2014
Commitments And Contingencies Disclosure [Abstract]
2016	$ 6.4
2017	7.0
2018	5.6
2019	5.0
2020	3.8
Thereafter	17.3
Total minimum lease payments	45.1
Less amounts representing interest	(12.4)
Less current portion	(4.4)	$ (2.4)
Capital lease obligations, non-current	$ 28.3	$ 25.7